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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Quarter Ended December 31, 2007

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Name of Institutional Investment Manager Filing this Report:
			Name:		 Lloyd George Management (BVI) Limited
			Address:	 c/O Suite 3808, One Exchange Square,
					 Central, Hong Kong
			13F File Number: 28 - 12186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			William Kerr
Title:			Chief Financial Officer
Phone:			852-28454433

Signature		Place and Date of Signing
William Kerr		Central, Hong Kong, Feb 13, 2008


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       2
Form 13F Information Table Entry Total:  37
Form 13F Information Table Value Total:  $324,524,983


List of Other Included Managers:


NO. 13F File Number		Name

01  28-12261			Lloyd George Management (Europe) Limited
02  28-12490			Lloyd George Investment Management (Bermuda) Limited

FORM 13F INFORMATION TABLE
QUARTER ENDED 31 DECEMBER 2007



     NAME OF ISSUER             TITLE        CUSIP     VALUE    SHARES  SH   PUT  INVSTMT  OTHER      VOTING AUTHORITY
                                OF CLASS               X1000    PRN AMT PRN  CALL DSCRETN MANAGERS   SOLE    SHARED   NONE
 -------------------------     ---------  ----------   ------- -------- --- ----  ------- -------- ------- -------- -------
 AIRMEDIA GROUP INC		 ADR	    009411109	 107	  4800	SH	  DEFINED    02	      4800	  0	  0
 BUNGE LTD                   COM STOCK     G169621056   2474     21250  SH        DEFINED    01      21250        0       0
 BUNGE LTD                   COM STOCK     G169621056   9662     83000  SH        DEFINED    02      83000        0       0
 CHUNGHUA TELECOM CO LTD     	 ADR       17133Q2057    365     19910  SH        DEFINED    02      19910        0       0
 COMPANHIA VALE DO RIO DOCE      ADR       2044122099   5920    181200  SH        DEFINED    02     121800        0   59400
 COMPANIA E MINAS BUENAVENTURA   ADR       2044481040    402      7100  SH        DEFINED    02       7100        0       0
 CTRIP.COM INT'L 	         ADR       22943F1003   7810    135900  SH        DEFINED    02     107100        0   28800
 E-HOUSE CHINA HOLDINGS LTD      ADR       26852W1036   1475     61900  SH        DEFINED    01      52700        0    9200
 E-HOUSE CHINA HOLDINGS LTD      ADR       26852W1036   8283    347600  SH	  DEFINED    02     148400        0  199200
 E-HOUSE CHINA HOLDINGS LTD      ADR       26852W1036   4463    187300  SH	  DEFINED           187300        0       0
 FOCUS MEDIA                     ADR       34415V1098  15441    271800  SH        DEFINED    01      23300        0  248500
 FOCUS MEDIA                     ADR       34415V1098  73862   1300151  SH        DEFINED    02     258601        0 1041550
 FOCUS MEDIA                     ADR       34415V1098  10169    179000  SH        DEFINED           179000        0       0
 HDFC BANK LTD                   ADR       40415F1012   9612     73680  SH        DEFINED    02      73680        0       0
 HOME INNS + HOTELS MGT INC      ADR       43713W1071  28151    790318  SH        DEFINED    02     650121        0  140197
 HOME INNS + HOTELS MGT INC      ADR       43713W1071   4193    117710  SH        DEFINED           117710        0       0
 ICICI BANK LTD                  ADR       45104G1040   1319     21440  SH        DEFINED    02      21440        0       0
 KOOKMIN BANK                    ADR       50049M1099   1936     26400  SH        DEFINED    02      21000        0    5400
 KOREA FUND INC		     COM STOCK	   5006341003    787     29693  SH	  DEFINED    02      29693        0       0
 MINDRAY MEDICAL INTL LTD        ADR       6026751007   2062     47980  SH        DEFINED    02       6380        0   41600
 MINDRAY MEDICAL INTL LTD        ADR       6026751007   1216     28300  SH        DEFINED            28300        0       0
 MOBILE TELESYSTEMS              ADR       6074091090  15564    152900  SH        DEFINED    01     152900        0       0
 MOBILE TELESYSTEMS              ADR       6074091090  18241    179200  SH        DEFINED    02     145000        0   34200
 NEW ORIENTAL EDUCATION          ADR       6475811070  41323    512760  SH        DEFINED    02      31950        0  480810
 NEW ORIENTAL EDUCATION          ADR       6475811070   9461    117400  SH        DEFINED           117400        0       0
 PETROLEO BRAZILEIRO S.A.        ADR       71654V4086    703      6100  SH        DEFINED    02       6100        0       0
 POSCO                           ADR       6934831099   8501     56520  SH        DEFINED    02      56520        0	  0
 SOC QUIMICA Y MINERA CHILE      ADR       8336351056    247      1400  SH        DEFINED    02       1400        0       0
 SUNTECH POWER HOLDINGS LTD      ADR       86800C1045   4925     59830  SH        DEFINED    02      52510        0    7320
 TAIWAN SEMICONDUCTOR            ADR       8740391003   3496    350978  SH        DEFINED    01     350978        0       0
 TAIWAN SEMICONDUCTOR            ADR       8740391003   3923	393915  SH	  DEFINED    02	    393915	  0	  0
 TATA MOTORS                     ADR       8765685024    171      9074  SH        DEFINED    02       9074        0       0
 TENARIS S.A.                    ADR       88031M1099  10235    228824  SH        DEFINED    01     228824        0       0
 TENARIS S.A.                    ADR       88031M1099   9388    209871  SH        DEFINED    02     209871        0       0
 ULTRAPETROL BAHAMAS LTD      COM STOCK    P943981071    711     41800  SH        DEFINED    01      41800        0       0
 WUXI PHARMATECH INC		 ADR       9293521020   3351    114600  SH        DEFINED    02      42200        0   72400
 WUXI PHARMATECH INC		 ADR       9293521020   4576    156500  SH        DEFINED           156500        0       0

